Lease Liabilities - Schedule of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Current	$ 212,851	$ 211,265
Non-current	224,297	16,028
Total liability	$ 437,148	$ 227,293	$ 452,778